Foreign Exchange Transactions, Net (Details) - Schedule of foreign exchange transactions, net - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of foreign exchange transactions, net [Abstract]
Gain (loss) from accounting hedges	$ (17,156)	$ 113,374	$ 118,690
Indexed foreign currency	176,469	(88,772)	(125,598)
Exchange difference, net	(2,651)	6,284	9,609
Total	$ 156,662	$ 30,886	$ 2,701